Schedule of Investments
September 30, 2020 (unaudited)
Tactical Conservative Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 5.18%

Electronic Computers - 0.32%
Apple, Inc.			916	106,082

Oil, Gas Field Services, Nbc - 0.16%
Schlumberger Ltd.			3,485	54,227

Pharmaceutical Preparations - 0.38%
Merck & Co., Inc.			1,514	125,586

Retail-Catalog & Mail-Order Houses - 0.63%
Amazon.com, Inc. (2)			66	207,816

Retail-Eating Places - 0.01%
Chipotle Mexican Grill, Inc. (2)			3	3,731

Retail-Variety Stores - 0.39%
Wal-Mart, Inc. (2)			915	128,018

Semiconductors & Related Devices - 0.35%
Nvidia Corp.			213	115,280

Services-Business Services, Nec - 0.56%
Lyft, Inc. (2)			2,185	60,197
Visa, Inc. Class A			631	126,181

				186,378

Services-Computer Programming, Data Processing, Etc. - 0.75%
Alphabet, Inc. Class A (2)			56	82,074
Facebook, Inc. Class A (2)			235	61,547
The Trade Desk, Inc. Class A (2)			199	103,237

				246,858

Services-Educational Services - 0.33%
Chegg, Inc. (2)			1,538	109,875

Services-Prepackaged Software - 0.72%
Microsoft Corp. (2)			813	170,998
Salesforce.com, Inc. (2)			259	65,092

				236,090

Services-Telephone Interconnect Systems - 0.32%
Slack Technologies, Inc. (2)			3,971	106,661

Telephone Communications (No Radio Telephone) - 0.25%
AT&T, Inc.			2,920	83,249

Total Common Stocks			(Cost $ 1,594,544)	1,709,851

Corporate Bonds - 9.41% (2)

Electric Services - 0.46%
Southern California Edison Co., 2.900%, 03/01/2021			150,000	151,591

Electric, Gas & Sanitary Services - 1.36%
Berkshire Hathaway Energy Co., 2.375%, 01/15/2021			447,000	449,649

Fire, Marine & Casualty Insurance - 0.31%
American International Group, Inc., 6.400%, 12/15/2020			100,000	101,212

Hospital & Medical Service Plans - 0.46%
Anthem, Inc., 2.500%, 11/21/2020			150,000	150,447

Hotels & Motels - 1.45%
Marriott International, Inc., 2.875%, 03/01/2021			475,000	477,953

Insurance Agents Brokers & Services - 1.34%
Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020			440,000	443,359

Miscellaneous Business Credit Institutions - 0.76%
IBM Credit, LLC., 1.800%, 01/20/2021			250,000	251,141

Motor Vehicles & Passenger Car Bodies - 0.61%
Daimler Finance North American, LLC. REGS, 3.000%, 02/22/2021			200,000	201,922

National Commercial Banks - 0.99%
Capital One Financial Co., 2.400%, 10/30/2020			225,000	225,000
Wells Fargo & Co., 2.550%, 12/07/2020			100,000	100,404

				325,404

Security Brokers, Dealers & Flotation Companies - 1.22%
Goldman Sachs Group, Inc., 2.350%, 11/15/2021			150,000	150,344
Morgan Stanley, 2.500%, 04/21/2021			250,000	253,028

				403,372

Short-Term Business Credit Institutions, Except Agricultural - 0.46%
John Deere Capital Corp., 2.550%, 01/08/2021			150,000	150,914

Total Corporate Bonds			(Cost $ 3,091,912)	3,106,964

Registered Investment Companies - 79.80% (4)

Aberdeen Standard Physical Palladium Shares ETF (2)			1,225	265,225
American Century Focused Dynamic Growth ETF (2)			3,990	258,552
Ark Innovation ETF (2)			2,774	255,208
Cambria Tail Risk ETF			61,318	1,324,469
Direxion Daily 20+ Year Treasury Bull 3X Shares ETF (2)			1	40
First Trust Enhanced Short Maturity ETF			21,235	1,274,525
First Trust Mid Cap Growth AlphaDEX Fund ETF (2)			4,807	257,175
First Trust NASDAQ Clean Edge Green Energy Index Fund ETF			5,994	265,834
First Trust Senior Loan ETF (2)			25,667	1,180,939
First Trust SSI Strategic Convertible Securities ETF			29,500	1,189,236
Invesco QQQ Trust Series I ETF			3,378	938,544
iShares 1-3 Year Treasury Bond ETF			20,633	1,784,961
iShares 1-5 Year Investment Grade Corporate Bond ETF			22,910	1,257,988
iShares 3-7 Year Treasury Bond ETF			16,021	2,140,245
iShares International Aggregate Bond ETF (2)			21,258	1,183,220
iShares MSCI EAFI Min Vol Factor ETF (2)			2,245	152,952
iShares MSCI International Momentum Factor ETF (2)			790	26,844
iShares MSCI USA Min Vol Factor ETF			25,521	1,626,453
iShares MSCI USA Value Factor ETF			2,465	181,868
iShares TIPS Bond ETF (2)			2,117	267,801
JPMorgan Ultra-Short Income ETF			6,500	330,168
JPMorgan U.S. Aggregate Bond ETF			33,651	940,545
JPMorgan U.S. Minimum Volatility ETF			10,500	307,968
John Hancock Multifactor Emerging Markets ETF (2)			29,821	732,410
PGIM Ultra Short Bond ETF			32,282	1,611,517
ProShares Short VIX Short-Term Futures ETF (2)			5,415	192,233
Quadratic Interest Rate Volatility & Inflation Hedge ETF			9,788	268,387
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (2)			8,016	733,624
SPDR Dow Jones Industrial Average ETF Trust			1,642	455,655
SPDR S&P 500 ETF Trust			6,703	2,244,768
Vanguard Intermediate-Term Treasury ETF (2)			16,800	1,184,064
Vanguard Short-Term Corporate Bond Index Fund ETF			18,172	1,505,550

Total Registered Investment Companies			(Cost $ 25,590,660)	26,338,968

Money Market Registered Investment Companies - 3.98%

First American Treasury Obligations Fund Class-X, 0.056% (3)			1,314,159	1,314,159

Total Money Market Registered Investment Companies			(Cost $ 1,314,159)	1,314,159

Total Investments - 101.71%			(Cost $ 32,492,892)	33,571,829

Liabilities in Excess of Other Assets - (1.71%)				(563,716)

Total Net Assets - 100.00%				33,008,113

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $301.00	10	12/18/2020	301,000	41,980
SPDR S&P 500 ETF Trust, Strike $331.00	30	12/18/2020	993,000	58,890
SPDR S&P 500 ETF Trust, Strike $296.00	30	1/15/2021	888,000	144,690
SPDR S&P 500 ETF Trust, Strike $320.00	28	1/15/2021	896,000	81,704
SPDR S&P 500 ETF Trust, Strike $321.00	2	1/15/2021	64,200	5,800
SPDR S&P 500 ETF Trust, Strike $322.00	45	1/15/2021	1,449,000	118,800
SPDR S&P 500 ETF Trust, Strike $302.00	10	3/19/2021	302,000	44,525
SPDR S&P 500 ETF Trust, Strike $304.00	10	3/19/2021	304,000	43,030
SPDR S&P 500 ETF Trust, Strike $326.00	10	3/19/2021	326,000	27,615
SPDR S&P 500 ETF Trust, Strike $350.00	50	3/19/2021	1,750,000	69,750
SPDR S&P 500 ETF Trust, Strike $358.00	25	3/19/2021	895,000	27,500
SPDR S&P 500 ETF Trust, Strike $312.00	30	6/18/2021	936,000	122,895

	280		9,104,200	787,179

Put Options
SPDR S&P 500 ETF Trust, Strike $317.00	40	12/18/2020	1,268,000	46,680
SPDR S&P 500 ETF Trust, Strike $324.00	53	1/15/2021	1,717,200	85,330
SPDR S&P 500 ETF Trust, Strike $320.00	60	3/19/2021	1,920,000	114,000
SPDR S&P 500 ETF Trust, Strike $320.00	30	6/18/2021	960,000	68,700

	143		4,597,200	314,710

Call Options Written
SPDR S&P 500 ETF Trust, Strike $322.00	(10)	12/18/2020	(322,000)	(24,460)
SPDR S&P 500 ETF Trust, Strike $348.00	(40)	12/18/2020	(1,392,000)	(36,480)
SPDR S&P 500 ETF Trust, Strike $353.00	(30)	12/18/2020	(1,059,000)	(22,680)
SPDR S&P 500 ETF Trust, Strike $343.00	(20)	1/15/2021	(686,000)	(26,980)
SPDR S&P 500 ETF Trust, Strike $350.00	(32)	1/15/2021	(1,120,000)	(32,320)
SPDR S&P 500 ETF Trust, Strike $369.00	(53)	1/15/2021	(1,955,700)	(21,995)
SPDR S&P 500 ETF Trust, Strike $331.00	(10)	3/19/2021	(331,000)	(24,450)
SPDR S&P 500 ETF Trust, Strike $336.00	(10)	3/19/2021	(336,000)	(21,220)
SPDR S&P 500 ETF Trust, Strike $373.00	(60)	3/19/2021	(2,238,000)	(34,410)
SPDR S&P 500 ETF Trust, Strike $381.00	(25)	3/19/2021	(952,500)	(10,388)
SPDR S&P 500 ETF Trust, Strike $375.00	(30)	3/19/2021	(1,125,000)	(24,330)

	(320)		(11,517,200)	(279,713)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $240.00	(10)	12/18/2020	(240,000)	(1,130)
SPDR S&P 500 ETF Trust, Strike $267.00	(40)	12/18/2020	(1,068,000)	(10,840)
SPDR S&P 500 ETF Trust, Strike $275.00	(30)	12/18/2020	(825,000)	(10,380)
SPDR S&P 500 ETF Trust, Strike $237.00	(6)	1/15/2021	(142,200)	(1,104)
SPDR S&P 500 ETF Trust, Strike $258.00	(20)	1/15/2021	(516,000)	(6,020)
SPDR S&P 500 ETF Trust, Strike $270.00	(10)	1/15/2021	(270,000)	(4,450)
SPDR S&P 500 ETF Trust, Strike $275.00	(10)	1/15/2021	(275,000)	(5,000)
SPDR S&P 500 ETF Trust, Strike $320.00	(28)	1/15/2021	(896,000)	(41,356)
SPDR S&P 500 ETF Trust, Strike $322.00	(25)	1/15/2021	(805,000)	(37,375)
SPDR S&P 500 ETF Trust, Strike $245.00	(20)	3/19/2021	(490,000)	(8,320)
SPDR S&P 500 ETF Trust, Strike $286.00	(25)	3/19/2021	(715,000)	(23,750)
SPDR S&P 500 ETF Trust, Strike $326.00	(10)	3/19/2021	(326,000)	(21,255)
SPDR S&P 500 ETF Trust, Strike $350.00	(50)	3/19/2021	(1,750,000)	(147,400)
SPDR S&P 500 ETF Trust, Strike $312.00	(30)	6/18/2021	(936,000)	(64,095)

	(314)		(9,254,200)	(382,475)

Total Options			(Cost $ 124,678)	439,701

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (5)
Level 1 - Quoted Prices			$33,571,831	$(662,188)
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$33,571,831	$(662,188)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(4) Exchange-traded fund.

(5)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.